Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2020	2021

	(In US$ thousands)
Cash and cash equivalents:
Cash	1,814,844	2,423,703
Short-term investments:
Bank time deposits	1,515,880	603,838
Wealth management products	166,168	107,224
Subtotal	1,682,048	711,062
Total cash, cash equivalents and short-term investments	3,496,892	3,134,765